PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

STRATEGIC PARTNERSSM ADVISOR

STRATEGIC PARTNERSSM ANNUITY ONE

STRATEGIC PARTNERSSM ANNUITY ONE 3

STRATEGIC PARTNERSSM FLEXELITE

STRATEGIC PARTNERSSM PLUS

STRATEGIC PARTNERSSM PLUS 3

STRATEGIC PARTNERSSM SELECT

Supplement, Dated December 5, 2005

To

Prospectuses, Dated May 2, 2005

We are issuing this supplement to describe certain changes to the above-referenced prospectuses, including changes made with respect to certain portfolios of The Prudential Series Fund, Inc. (Series Fund) and certain portfolios of American Skandia Trust (AST). In addition, we have added five additional portfolios of AST (AST Asset Allocation Portfolios) that are being offered as new variable investment options under each of the above-referenced products. The Board of Directors/Trustees of each of the Series Fund and AST has approved the sub-adviser/name changes to be effective as of December 5, 2005:

The Prudential Series Fund, Inc. – Sub-adviser/Name Changes

•

Prudential Equity Portfolio. GE Asset Management, Incorporated has been removed as sub-adviser to a portion of the portfolio. Salomon Brothers Asset Management, Inc. (an existing co-sub-adviser to the Portfolio) has assumed responsibility for the assets previously managed by GE Asset Management, Incorporated. Jennison Associates LLC will continue to manage a portion of the portfolio.

•

Prudential Global Portfolio. LSV Asset Management, Marsico Capital Management, LLC, T. Rowe Price Associates, Inc. and William Blair & Company, LLC have replaced Jennison Associates LLC as sub-advisers to the portfolio. Each new sub-adviser is responsible for managing a portion of the portfolio.

•

SP AllianceBernstein Large-Cap Growth Portfolio. T. Rowe Price Associates, Inc. has replaced Alliance Capital Management, L.P. as sub-adviser, and the portfolio will now be known as the SP T. Rowe Price Large-Cap Growth Portfolio.

•

SP Goldman Sachs Small Cap Value Portfolio. Salomon Brothers Asset Management Inc. has been added as a sub-adviser, and will manage a portion of the portfolio. Goldman Sachs Asset Management, L.P. will continue to manage a portion of the portfolio. The portfolio will now be known as the SP Small-Cap Value Portfolio.

American Skandia Trust – Fund Mergers/Sub-adviser/Name Changes

•

AST Alger All-Cap Growth Portfolio has merged into the AST Neuberger Berman Mid-Cap Growth Portfolio, which is sub-advised by Neuberger Berman Management Inc. The investment objective and investment policies of the AST Neuberger Berman Mid-Cap Growth Portfolio remain unchanged. However, the fees have changed as reflected in the table below.

•

AST AllianceBernstein Growth + Value Portfolio has merged into the AST AllianceBernstein Managed Index 500 Portfolio, which is managed by Alliance Capital Management, L.P. The investment objective and investment policies of the AST AllianceBernstein Managed Index 500 Portfolio remain unchanged. However, the fees have changed as reflected in the table below.

SPVASUP12

•

AST Gabelli All-Cap Value Portfolio. EARNEST Partners, LLC and Wedge Capital Management, LLP have replaced GAMCO Investors, Inc. as sub-advisers, and the portfolio will now be known as the AST Mid-Cap Value Portfolio. Under normal circumstances, the Portfolio will now invest at least 80% of the value of its assets in mid-capitalization companies.

•

AST Hotchkis & Wiley Large-Cap Value Portfolio. J.P. Morgan Investment Management, Inc. has been added as a sub-adviser, and will manage a portion of the portfolio. Hotchkis & Wiley Capital Management, LLC will continue to manage a portion of the portfolio. The portfolio will now be known as the AST Large-Cap Value Portfolio.

•

AST Small-Cap Value Portfolio. Salomon Brothers Asset Management Inc. has been added as a sub-adviser, and will manage a portion of the portfolio. Each of Integrity Asset Management, J.P. Morgan Investment Management, Inc., and Lee Munder Investments, Ltd. will continue to manage a portion of the portfolio.

We revise the section within the prospectuses entitled “Underlying Mutual Fund Portfolio Annual Expenses” to include (i) the estimated fees for the AST Neuberger Berman Mid-Cap Growth Portfolio after completion of the merger; (ii) the estimated fees for the AST Alliance Bernstein Managed Index 500 Portfolio after completion of the merger; and (iii) information regarding the estimated fees for the five new AST Asset Allocation Portfolios (including applicable footnotes):

                                                                                                             TOTAL ANNUAL
                                                            MANAGEMENT         OTHER        12b-1        PORTFOLIO OPERATING
                                                               FEES           EXPENSES       FEES             EXPENSES6
American Skandia Trust
  AST Neuberger Berman Mid-Cap Growth Portfolio 1, 2, 3       0.90%            0.18%         None               1.08%
  AST AllianceBernstein Managed Index 500 Portfolio 1, 3      0.60%            0.16%         None               0.76%
  AST Aggressive Asset Allocation Portfolio 4, 5              1.04%            0.26%         None               1.30%
  AST Capital Growth Asset Allocation Portfolio 4, 5          0.99%            0.25%         None               1.24%
  AST Balanced Asset Allocation Portfolio 4, 5                0.95%            0.24%         None               1.19%
  AST Conservative Asset Allocation Portfolio 4, 5            0.93%            0.23%         None               1.16%
  AST Preservation Asset Allocation Portfolio 4, 5            0.88%            0.22%         None               1.10%

	1.	Projected expenses based on current and anticipated Portfolio expenses after the merger.
2.	Specific management fees are 0.90% of average daily net assets to $1 billion, and 0.85% of average daily assets over $1 billion.
3.

Until November 18, 2004, the Trust had a Distribution Plan under Rule 12b-1 to permit an affiliate of the Trust’s Investment Managers to receive brokerage commissions in connection with purchases and sales of securities held by the Portfolios, and to use these commissions to promote the sale of shares of the Portfolio. The Distribution Plan was terminated effective November 18, 2004. The total annual portfolio operating expenses do not reflect any brokerage commissions paid pursuant to the Distribution Plan prior to the Plan’s termination.

4.

Management Fees, based in part on estimated amounts for the current fiscal year. Each Asset Allocation Portfolio invests primarily in shares of one or more Underlying Portfolios. The only management fee directly paid by an Asset Allocation Portfolio is a 0.15% fee paid to the Investment Managers. The management fee shown in the chart for each Asset Allocation Portfolio is (i) the 0.15% management fee to be paid by the Asset Allocation Portfolios to the Investment Managers plus (ii) a weighted average estimate of the management fees to be paid by the Underlying Portfolios to the Investment Managers, which are borne indirectly by investors in the Asset Allocation Portfolio. Each weighted average estimate of the management fees to be paid by the Underlying Portfolios is based on the expected initial Underlying Portfolio allocation for the applicable Asset Allocation Portfolio and the annual management fee rates for the Underlying Portfolios as set forth in the current Prospectus for the Underlying Portfolios. The management fees paid by an Asset Allocation Portfolio may be greater or less than those indicated above.

5.

Other Expenses, based on estimated amounts for the current fiscal year. The other expenses shown in the chart for each Asset Allocation Portfolio include: (i) the other expenses expected to be paid by the Asset Allocation Portfolio to the Investment Managers and other service providers plus (ii) a weighted average estimate of the other expenses to be paid by the Underlying Portfolios to the Investment Managers and other service providers, which are borne indirectly by investors in the Asset Allocation Portfolio. Each weighted average estimate of the other expenses to be paid by the Underlying Portfolios is based on the expected initial Underlying Portfolio allocation for the applicable Asset Allocation Portfolio and the annual operating expense ratios for the Underlying Portfolios as set forth in the current Prospectus for the Underlying Portfolios. The other expenses paid by an Asset Allocation Portfolio may be greater or less than those indicated above. A description of the types of costs that are included as other expenses for the Underlying Portfolios is set forth under the caption “Management of the Trust – Other Expenses” in the Underlying Portfolio Prospectus.

6.	The fees presented here are detailed to two decimal places. The fees may differ slightly if presented to more than two decimal places.

In the Expense Examples section of Pruco Life Insurance Company’s Strategic Partners FlexElite prospectus, Examples 2a, 2b, 3a, and 3b are replaced with the following Examples, to correct what had appeared in the May 2, 2005 prospectus.

BASE DEATH BENEFIT
Example 2a:				Example 2b:
IF YOU WITHDRAW YOUR ASSETS				IF YOU DO NOT WITHDRAW YOUR ASSETS
1YR	3YR	5YR	10YR	1YR	3YR	5YR	10YR
$980	$1,695	$1,802	$3,747	$350	$1,065	$1,802	$3,747

GREATER OF ROLL-UP AND STEP-UP GUARANTEED MINIMUM DEATH BENEFIT;

EARNINGS APPRECIATOR BENEFIT; CREDIT ELECTIONS
Example 3a:				Example 3b:
IF YOU WITHDRAW YOUR ASSETS				IF YOU DO NOT WITHDRAW YOUR ASSETS
1YR	3YR	5YR	10YR	1YR	3YR	5YR	10YR
$1,034	$1,854	$2,696	$4,265	$404	$1,224	$2,066	$4,265

At the end of 2005, the Prudential Series Fund, Inc. will convert from a Maryland corporation to a Delaware statutory trust. The Fund is making that conversion for tax-related reasons. As a Delaware statutory trust, the Prudential Series Fund will drop "Inc." from its name. We amend the references in each prospectus to the Prudential Series Fund's name accordingly.

We revise Section 2 of each prospectus to (i) reflect revised investment objectives/policies for certain portfolios (see table below); (ii) reflect the name changes, sub-adviser changes, and fund mergers described above; (iii) add the summary descriptions for each of the five new AST Asset Allocation portfolios; (iv) delete the sentence stating “[t] he SP Aggressive Growth Asset Allocation Portfolio, SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio invest in other Prudential Series Fund Portfolios, and are managed by PI;”and (v) add a new paragraph immediately preceding the investment objectives/policies table, stating “Upon the introduction of the AST Asset Allocation Portfolios on December 5, 2005, we ceased offering the Prudential Series Fund Asset Allocation Portfolios to new purchasers and to existing contract owners who had not previously invested in those Portfolios. However, a contract owner who had contract value allocated to a Series Fund Asset Allocation Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date. In addition, after December 5, 2005, we ceased offering the Prudential Series Fund SP Large Cap Value Portfolio to new purchasers and to existing contract owners who had not previously invested in that Portfolio. However, a contract owner who had contract value allocated to the SP Large Cap Value Portfolio prior to December 5, 2005 may continue to allocate purchase payments to that Portfolio after that date.

-------------------- ----------------------------------------------------------------------------------------- -------------------------
                                                                                                                      PORTFOLIO
       STYLE/                                     INVESTMENT OBJECTIVES/POLICIES                                       ADVISER/
        TYPE                                                                                                         SUB-ADVISER
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Large Cap Blend      Prudential Equity Portfolio:  seeks long-term growth of capital.  The Portfolio invests   Jennison Associates LLC
                     at least 80% of its net assets plus borrowings for investment purposes in common stocks   / Salomon Brothers
                     of major established corporations as well as smaller companies that the Sub-advisers      Asset Management, Inc.
                     believe offer attractive prospects of appreciation.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
International        Prudential Global Portfolio:  seeks long-term growth of capital.  The Portfolio invests   LSV Asset Management /
Equity               primarily in common stocks (and their equivalents) of foreign and U.S. companies.  Each   Marsico Capital
                     Sub-adviser for the Portfolio generally will use either a "growth" approach or a          Management, LLC /  T.
                     "value" approach in selecting either foreign or U.S. common stocks.                       Rowe Price Associates,
                                                                                                               Inc. / William Blair &
                                                                                                               Company, LLC
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Large Cap Growth     SP T. Rowe Price Large-Cap Growth Portfolio (formerly SP AllianceBernstein Large-Cap      T. Rowe Price
                     Growth Portfolio):  seeks long-term capital growth.  Under normal circumstances, the      Associates, Inc.
                     Portfolio invests at least 80% of its net assets plus borrowings for investment purposes in the equity securities of large-cap companies.  The Sub-adviser generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Small Cap Value      SP Small-Cap Value Portfolio (formerly SP Goldman Sachs Small Cap Value Portfolio):       Goldman Sachs Asset
                     seeks long-term capital growth.  The Portfolio normally invests at least 80% its net      Management, L.P. /
                     assets plus borrowings for investment purposes in the equity securities of small          Salomon Brothers Asset
                     capitalization companies. The Portfolio focuses on equity securities that are believed   Management Inc.
                     to be undervalued in the marketplace.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Mid-Cap Growth       AST Neuberger Berman Mid-Cap Growth Portfolio (AST Alger All-Cap Growth Portfolio         Neuberger Berman
                     merged into this Portfolio): seeks capital growth.  Under normal market conditions, the   Management Inc.
                     Portfolio primarily invests at least 80% of its net assets in the common stocks of mid-cap companies.  The Sub-adviser looks for fast-growing companies that are in new or rapidly evolving industries.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Large Cap Blend      AST AllianceBernstein Managed Index 500 Portfolio (AST AllianceBernstein Growth + Value   Alliance Capital
                     Portfolio merged into this Portfolio):  seeks to outperform the Standard & Poor's 500     Management, L.P.
                     Composite Stock Price Index (the "S &P ® 500") through stock selection resulting in different weightings of common stocks relative to the index.  The Portfolio will invest, under normal circumstances, at least 80% of its net assets in securities included in the S&P® 500.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Mid Cap              AST Mid Cap Value Portfolio (formerly AST Gabelli All-Cap Value Portfolio): seeks to      EARNEST Partners LLC /
Value                provide capital growth by investing primarily in mid-capitalization stocks that appear    Wedge Capital
                     to be undervalued.  The Portfolio has a non-fundamental policy to invest, under normal    Management, LLP
                     circumstances, at least 80% of the value of its net assets in mid-capitalization companies.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Large Cap            AST Large-Cap Value Portfolio (formerly AST Hotchkis & Wiley Large-Cap Value              Hotchkis and Wiley
Value                Portfolio): seeks current income and long-term growth of income, as well as capital       Capital Management, LLC
                     appreciation.  The Portfolio invests, under normal circumstances, at least 80% of its     / J.P. Morgan
                     net assets in common stocks of large cap U.S. companies.  The Portfolio focuses on        Investment Management,
                     common stocks that have a high cash dividend or payout yield relative to the market or    Inc.
                     that possess relative value within sectors.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Small Cap Value      AST Small-Cap Value Portfolio: seeks to provide long-term capital growth by investing     Integrity Asset
                     primarily in small-capitalization stocks that appear to be undervalued.  The Portfolio    Management / Lee Munder
                     will have a non-fundamental policy to invest, under normal circumstances, at least 80%    Investments, Ltd. /
                     of the value of its net assets in small capitalization stocks.  The Portfolio will        J.P. Morgan Investment
                     focus on common stocks that appear to be undervalued.                                     Management, Inc. /
                                                                                                               Salomon Brothers Asset
                                                                                                               Management Inc.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Asset Allocation/    AST Aggressive Asset Allocation Portfolio:  seeks the highest potential total return      American Skandia
Balanced             consistent with its specified level of risk tolerance.  The Portfolio will invest its     Investment
                     assets in several other American Skandia Trust Portfolios.  Under normal market           Services, Inc. /
                     conditions, the Portfolio will devote between 92.5% to 100% of its net assets to          Prudential Investments
                     underlying portfolios investing primarily in equity securities, and 0% to 7.5% of its     LLC
                     net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Asset Allocation/    AST Capital Growth Asset Allocation Portfolio:  seeks the highest potential total         American Skandia
Balanced             return consistent with its specified level of risk tolerance.   The Portfolio will        Investment
                     invest its assets in several other American Skandia Trust Portfolios.  Under normal       Services, Inc. /
                     market conditions, the Portfolio will devote between 72.5% to 87.5% of its net assets     Prudential Investments
                     to underlying portfolios investing primarily in equity securities, and 12.5% to 27.5%     LLC
                     of its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Asset Allocation/    AST Balanced Asset Allocation Portfolio: seeks the highest potential total return         American Skandia
Balanced             consistent with its specified level of risk tolerance.   The Portfolio will invest its    Investment
                     assets in several other American Skandia Trust Portfolios.  Under normal market           Services, Inc. /
                     conditions, the Portfolio will devote between 57.5% to 72.5% of its net assets to         Prudential Investments
                     underlying portfolios investing primarily in equity securities, and 27.5% to 42.5% of     LLC
                     its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Asset Allocation/    AST Conservative Asset Allocation Portfolio:  seeks the highest potential total return    American Skandia
Balanced             consistent with its specified level of risk tolerance.  The Portfolio will invest its     Investment
                     assets in several other American Skandia Trust Portfolios.  Under normal market           Services, Inc. /
                     conditions, the Portfolio will devote between 47.5% to 62.5% of its net assets to         Prudential Investments
                     underlying portfolios investing primarily in equity securities, and 37.5% to 52.5% of     LLC
                     its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-------------------- ----------------------------------------------------------------------------------------- -------------------------
-------------------- ----------------------------------------------------------------------------------------- -------------------------
Asset Allocation/    AST Preservation Asset Allocation Portfolio:  seeks the highest potential total return    American Skandia
Balanced             consistent with its specified level of risk tolerance.  The Portfolio will invest its     Investment
                     assets in several other American Skandia Trust Portfolios.  Under normal market           Services, Inc. /
                     conditions, the Portfolio will devote between 27.5% to 42.5% of its net assets to         Prudential Investments
                     underlying portfolios investing primarily in equity securities, and 57.5% to 72.5% of     LLC
                     its net assets to underlying portfolios investing primarily in debt securities and money market instruments.
-------------------- ----------------------------------------------------------------------------------------- -------------------------

In Section 4 of the prospectuses for Pruco Life Insurance Company’s Strategic Partners FlexElite, Strategic Partners Annuity One 3, and Strategic Partners Plus 3 only, we amend the 4th paragraph within the section entitled “Highest Daily Value Death Benefit” to read as follows:

“For contracts sold prior to December 5, 2005, owners electing this benefit were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. For contracts sold on or after December 5, 2005, owners electing this benefit must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio.”

In Section 5 of each of the above-referenced prospectuses (other than those for Strategic Partners Select), we refer in two places to a requirement to allocate contract value to one or more of the asset allocation portfolios of the Prudential Series Fund. We amend those references to state instead:

“For contracts sold prior to December 5, 2005, owners electing this benefit were required to allocate contract value to one or more of the following asset allocation portfolios of the Prudential Series Fund: SP Balanced Asset Allocation Portfolio, SP Conservative Asset Allocation Portfolio, and SP Growth Asset Allocation Portfolio. Owners electing this benefit on or after December 5, 2005 must allocate contract value to one or more of the following asset allocation portfolios of American Skandia Trust: AST Capital Growth Asset Allocation Portfolio, AST Balanced Asset Allocation Portfolio, AST Conservative Asset Allocation Portfolio, and AST Preservation Asset Allocation Portfolio.”

We add the following, as an additional Appendix item to each prospectus (other than the prospectuses for Pruco Life’s Strategic Partners Annuity One and Strategic Partners Plus):

APPENDIX

SELECTING THE VARIABLE ANNUITY THAT’S RIGHT FOR YOU

Within the Strategic PartnersSM family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company (in New York, by Pruco Life Insurance Company of New Jersey). Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:

•	Your age;
•	The amount of your investment and any planned future deposits into the annuity;
•	How long you intend to hold the annuity (also referred to as investment time horizon);
•	Your desire to make withdrawals from the annuity;
•	Your investment return objectives;
•	The effect of optional benefits that may be elected; and
•	Your desire to minimize costs and/or maximize return associated with the annuity.

The following chart sets forth the prominent features of each Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.

In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:

•

Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners FlexElite 2 and the Strategic Partners Annuity One 3 / Plus 3 contracts, Strategic Partners Advisor offers few optional benefits.

•

Strategic Partners FlexElite 2 offers both an array of optional benefits as well as the “liquidity” to surrender the annuity without any withdrawal charge after three contract years have passed. FlexElite 2 also is unique in offering an optional persistency bonus (which, if taken, extends the withdrawal charge period).

•

Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.

•

Strategic Partners Annuity One 3 / Plus 3 comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options and a market value adjustment option that may provide higher interest rates than such options accompanying the bonus version.

Strategic Partners Annuity Product Comparison

Below is a summary of Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

APPENDIX--- Selecting the Variable Annuity That’s Right for You

-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------

                                                                                             Strategic Partners         Strategic Partners
                      Strategic Partners    Strategic Partners     Strategic Partners      Annuity One 3 / Plus 3     Annuity One 3 / Plus 3
                           Advisor            FlexElite 2 1              Select                  Non Bonus                    Bonus
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Minimum Investment   $10,000               $10,000               $10,000                  $10,000                   $10,000
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Maximum Issue Age    85 Qualified  &   85 Qualified  &   80 Qualified &       85 Qualified &         85 Qualified &
                     Non-Qualified         Non-Qualified         Non-Qualified            Non-Qualified             Non-Qualified
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Withdrawal Charge    None                  3 Years               7 Years (7%, 6%, 5%,     7 Years (7%, 6%, 5%,      7 Years (8%, 8%, 8%, 8%,
Schedule                                   (7%, 7%, 7%)          4%, 3%, 2%, 1%)          4%, 3%, 2%, 1%)           7%, 6%, 5%)
                                           Contract date based   Contract date based      Payment date based        Payment date based
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Annual Charge-Free   Full liquidity        10% of gross          10% of gross purchase    10% of gross purchase     10% of gross purchase
Withdrawal 2                               purchase payments     payments per contract    payments made as of       payments made as of last
                                           made as of last       year, cumulative up to   last contract             contract anniversary per
                                           contract              7 years or 70% of        anniversary per           contract year
                                           anniversary per       gross purchase payments  contract year
                                           contract year
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Insurance and        1.40%                 1.65%                 1.52%                    1.40%                         1.50%
Administration
Charge
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Contract             The lesser of $30     The lesser of $50     $30.  Waived if          The lesser of $35 or 2%   The lesser of $35 or 2%
Maintenance Fee      or 2% of your         or 2% of your         contract value is        of your contract          of your contract value.
(assessed annually)  contract value.       contract value.       $50,000 or more          value.  Waived if         Waived if contract value
                     Waived if contract    Waived if contract                             contract value is         is $75,000 or more
                     value is $50,000 or   value is $100,000                              $75,000 or more
                     more                  or more
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Contract Credit      No                    Yes                   No                       No                        Yes
                                           1% credit option at                                                      3%-all amounts ages 81-85
                                           end of 3rd and 6th                                                       4%-under $250,000
                                           contract years.                                                          5%-$250,000- $999,999
                                           Election results in                                                      6%-$1,000,000+
                                           a new 3 year
                                           withdrawal charge
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Fixed Rate Account   No                    Yes                   Yes                      Yes                       Yes3
                                            1-Year                1-Year                  1-Year                     1-Year
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Market Value         No                    Yes                   Yes                      Yes                       Yes
Adjustment Account                         1-10 Years             7-Year                  1-10 Years                1-10 Years
(MVA)
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Enhanced Dollar      No                    Yes                   No                       Yes                       Yes
Cost Averaging
(DCA)
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------

1 This column depicts features of the version of Strategic Partners FlexElite sold on or after May 1, 2003 or upon subsequent state approval.  In one state, Pruco Life continues to sell a prior version of the contract.  Under that version, the charge for the base death benefit is 1.60%, rather than 1.65%.  The prior version also differs in certain other respects (e.g., availability of optional benefits).  The values illustrated below are based on the 1.65% charge, and therefore are slightly lower than if the 1.60% charge were used.
2 Withdrawals of taxable amounts will be subject to income tax, and prior to age 591/2, may be subject to a 10% federal income tax penalty.
3 May offer lower interest rates for the fixed rate options than the interest rates offered in the contracts without credit.

-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Variable             53                    53                    53                       53                        53
Investment Options
Available
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Evergreen Funds      N/A                   N/A                   N/A                      6 - available in          6 - available in
                                                                                          Strategic Partners Plus   Strategic Partners Plus 3
                                                                                          3 only                    only
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Base Death           The greater of:       The greater of:       Combo: Step/Roll         The greater of:           The greater of: purchase
Benefit:             purchase payment(s)   purchase payment(s)   Withdrawals will         purchase payment(s)       payment(s) minus
                     minus proportionate   minus proportionate   proportionately affect   minus proportionate       proportionate
                     withdrawal(s) or      withdrawal(s) or      the Death Benefit        withdrawal(s) or          withdrawal(s) or contract
                     contract value        contract value                                 contract value            value
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Optional Death       Combo: Step/Roll      Step-Up               N/A                      Step-Up                   Step-Up
Benefit (for an                            Roll-Up                                        Roll-Up                   Roll-Up
additional                                 Combo: Step/Roll                               Combo: Step/Roll          Combo: Step/Roll
cost),4,5                                  Highest Daily Value                            Highest Daily Value       Highest Daily Value (HDV)
                                           (HDV)                                          (HDV)                     Earnings Appreciator
                                           Earnings                                       Earnings Appreciator      Benefit (EAB)
                                           Appreciator Benefit                            Benefit (EAB)
                                           (EAB)
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------
Living Benefits      Lifetime Five         Lifetime Five         N/A                      Lifetime Five             Lifetime Five
(for an additional                         Guaranteed Minimum                             Guaranteed Minimum        Guaranteed Minimum Income
cost),5,6                                  Income Benefit                                 Income Benefit (GMIB)     Benefit (GMIB)
                                           (GMIB)                                         Income Appreciator        Income Appreciator
                                           Income Appreciator                             Benefit (IAB)             Benefit (IAB)
                                           Benefit (IAB)
-------------------- --------------------- --------------------- ------------------------ ------------------------- ---------------------------

Hypothetical Illustration

The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:

•	An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.
•	No subsequent deposits or withdrawals are made from the contract.
•

The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios and the charges that are deducted from the contract at the Separate Account level as follows:

•

1.03% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

• The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).

4 For more information on these benefits, refer to section 4, "What Is The Death Benefit?" in the Prospectus.
5 Not all Optional Benefits may be available in all states.
6 For more information on these benefits, refer to section 3, "What Kind Of Payments Will I Receive During The Income Phase?; section
  5, "What Is the LifeTime FiveSM Income Benefit?"; and section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.

The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender on the contract anniversary therefore reflecting the decrease in withdrawal charge where applicable. The values that you actually experience under an contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

           0% Gross Return
-------------------------------------------------------------------------------------------------------------------------------------------
                                                               Strategic Partners       Strategic Partners         Strategic Partners
           Strategic Partners        Strategic Partners              Select         Annuity One 3 / Plus 3 Non   Annuity One 3 / Plus 3
                Advisor                  FlexElite 2                                           Bonus                      Bonus
       ------------------------------------------------------------------------------------------------------------------------------------
         Contract     Surrender  Contract Value  Surrender    Contract    Surrender    Contract     Surrender    Contract     Surrender
           Value        Value                      Value        Value       Value       Value         Value        Value        Value
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
   1      $97,614      $97,614      $97,324       $91,208      $97,498     $92,249     $97,614       $92,357     $101,418      $94,218
-------------------------------------------------------------------------------------------------------------------------------------------
   2      $95,285      $95,285      $94,718       $88,784      $95,059     $91,306     $95,285       $91,020      $98,901      $91,789
-------------------------------------------------------------------------------------------------------------------------------------------
   3      $93,011      $93,011      $92,180       $92,180      $92,681     $90,174     $93,011       $89,690      $96,446      $89,530
-------------------------------------------------------------------------------------------------------------------------------------------
   4      $90,792      $90,792      $89,709       $89,709      $90,363     $88,852     $90,792       $88,368      $94,052      $88,168
-------------------------------------------------------------------------------------------------------------------------------------------
   5      $88,625      $88,625      $87,303       $87,303      $88,102     $87,340     $88,625       $87,053      $91,717      $86,814
-------------------------------------------------------------------------------------------------------------------------------------------
   6      $86,510      $86,510      $84,960       $84,960      $85,899     $85,640     $86,510       $85,745      $89,440      $85,468
-------------------------------------------------------------------------------------------------------------------------------------------
   7      $84,446      $84,446      $82,679       $82,679      $83,750     $83,750     $84,446       $84,446      $87,220      $87,220
-------------------------------------------------------------------------------------------------------------------------------------------
   8      $82,431      $82,431      $80,458       $80,458      $81,655     $81,655     $82,431       $82,431      $85,055      $85,055
-------------------------------------------------------------------------------------------------------------------------------------------
   9      $80,464      $80,464      $78,295       $78,295      $79,612     $79,612     $80,464       $80,464      $82,943      $82,943
-------------------------------------------------------------------------------------------------------------------------------------------
  10      $78,544      $78,544      $76,189       $76,189      $77,620     $77,620     $78,544       $78,544      $80,885      $80,885
-------------------------------------------------------------------------------------------------------------------------------------------
  11      $76,670      $76,670      $74,138       $74,138      $75,679     $75,679     $76,670       $76,670      $78,877      $78,877
-------------------------------------------------------------------------------------------------------------------------------------------
  12      $74,810      $74,810      $72,141       $72,141      $73,786     $73,786     $74,805       $74,805      $76,919      $76,919
-------------------------------------------------------------------------------------------------------------------------------------------
  13      $72,995      $72,995      $70,196       $70,196      $71,940     $71,940     $72,985       $72,985      $75,009      $75,009
-------------------------------------------------------------------------------------------------------------------------------------------
  14      $71,223      $71,223      $68,302       $68,302      $70,140     $70,140     $71,209       $71,209      $73,112      $73,112
-------------------------------------------------------------------------------------------------------------------------------------------
  15      $69,494      $69,494      $66,459       $66,459      $68,386     $68,386     $69,475       $69,475      $71,262      $71,262
-------------------------------------------------------------------------------------------------------------------------------------------
  16      $67,806      $67,806      $64,663       $64,663      $66,675     $66,675     $67,782       $67,782      $69,458      $69,458
-------------------------------------------------------------------------------------------------------------------------------------------
  17      $66,158      $66,158      $62,915       $62,915      $65,007     $65,007     $66,129       $66,129      $67,699      $67,699
-------------------------------------------------------------------------------------------------------------------------------------------
  18      $64,549      $64,549      $61,213       $61,213      $63,381     $63,381     $64,517       $64,517      $65,984      $65,984
-------------------------------------------------------------------------------------------------------------------------------------------
  19      $62,979      $62,979      $59,555       $59,555      $61,795     $61,795     $62,942       $62,942      $64,311      $64,311
-------------------------------------------------------------------------------------------------------------------------------------------
  20      $61,446      $61,446      $57,941       $57,941      $60,249     $60,249     $61,405       $61,405      $62,679      $62,679
-------------------------------------------------------------------------------------------------------------------------------------------
  21      $59,950      $59,950      $56,369       $56,369      $58,742     $58,742     $59,905       $59,905      $61,088      $61,088
-------------------------------------------------------------------------------------------------------------------------------------------
  22      $58,489      $58,489      $54,839       $54,839      $57,273     $57,273     $58,440       $58,440      $59,537      $59,537
-------------------------------------------------------------------------------------------------------------------------------------------
  23      $57,064      $57,064      $53,349       $53,349      $55,840     $55,840     $57,011       $57,011      $58,024      $58,024
-------------------------------------------------------------------------------------------------------------------------------------------
  24      $55,672      $55,672      $51,898       $51,898      $54,443     $54,443     $55,616       $55,616      $56,549      $56,549
-------------------------------------------------------------------------------------------------------------------------------------------
  25      $54,314      $54,314      $50,485       $50,485      $53,081     $53,081     $54,254       $54,254      $55,110      $55,110
-------------------------------------------------------------------------------------------------------------------------------------------

Assumptions:

1.	$100,000 initial investment.
2.	Fund Expenses = 1.03%.
3.	No optional death benefit(s) and/or optional living benefit(s) were elected.
4.

Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.

5.

These reductions result in hypothetical net rates of return as follows: Strategic Partners Advisor -2.39%; Strategic Partners FlexElite 2 -2.63%; Strategic Partners Select -2.50%; Strategic Partners Annuity One 3 / Plus 3 Non-Bonus -2.39%; Strategic Partners Annuity One 3 / Plus 3 Bonus -2.48%.

6.

The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

          6% Gross Return
------------------------------------------------------------------------------------------------------------------------------------------
        Strategic Partners Advisor                                                       Strategic Partners        Strategic Partners
                                     Strategic Partners        Strategic Partners     Annuity One 3 / Plus 3    Annuity One 3 / Plus 3
                                         FlexElite 2                 Select                 Non Bonus                    Bonus
       -----------------------------------------------------------------------------------------------------------------------------------
         Contract     Surrender     Contract     Surrender    Contract    Surrender   Contract     Surrender    Contract     Surrender
           Value        Value        Value         Value        Value       Value       Value        Value      Value          Value
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
   1     $103,471     $103,471      $103,216      $96,916     $103,348     $97,948    $103,471      $98,071     $107,503      $100,303
------------------------------------------------------------------------------------------------------------------------------------------
   2     $107,062     $107,062      $106,536     $100,236     $106,809    $102,809    $107,062     $102,562     $111,125      $103,925
------------------------------------------------------------------------------------------------------------------------------------------
   3     $110,778     $110,778      $109,962     $109,962     $110,385    $107,585    $110,778     $107,178     $114,868      $107,668
------------------------------------------------------------------------------------------------------------------------------------------
   4     $114,622     $114,622      $113,499     $113,499     $114,081    $112,281    $114,622     $111,922     $118,738      $112,438
------------------------------------------------------------------------------------------------------------------------------------------
   5     $118,600     $118,600      $117,149     $117,149     $117,901    $116,901    $118,600     $116,800     $122,738      $117,338
------------------------------------------------------------------------------------------------------------------------------------------
   6     $122,717     $122,717      $120,917     $120,917     $121,849    $121,449    $122,717     $121,817     $126,873      $122,373
------------------------------------------------------------------------------------------------------------------------------------------
   7     $126,976     $126,976      $124,806     $124,806     $125,929    $125,929    $126,976     $126,976     $131,147      $131,147
------------------------------------------------------------------------------------------------------------------------------------------
   8     $131,383     $131,383      $128,819     $128,819     $130,145    $130,145    $131,383     $131,383     $135,565      $135,565
------------------------------------------------------------------------------------------------------------------------------------------
   9     $135,942     $135,942      $132,962     $132,962     $134,503    $134,503    $135,942     $135,942     $140,131      $140,131
------------------------------------------------------------------------------------------------------------------------------------------
  10     $140,660     $140,660      $137,239     $137,239     $139,006    $139,006    $140,660     $140,660     $144,852      $144,852
------------------------------------------------------------------------------------------------------------------------------------------
  11     $145,542     $145,542      $141,653     $141,653     $143,661    $143,661    $145,542     $145,542     $149,732      $149,732
------------------------------------------------------------------------------------------------------------------------------------------
  12     $150,594     $150,594      $146,208     $146,208     $148,471    $148,471    $150,594     $150,594     $154,776      $154,776
------------------------------------------------------------------------------------------------------------------------------------------
  13     $155,820     $155,820      $150,911     $150,911     $153,442    $153,442    $155,820     $155,820     $159,989      $159,989
------------------------------------------------------------------------------------------------------------------------------------------
  14     $161,228     $161,228      $155,764     $155,764     $158,580    $158,580    $161,228     $161,228     $165,379      $165,379
------------------------------------------------------------------------------------------------------------------------------------------
  15     $166,824     $166,824      $160,774     $160,774     $163,890    $163,890    $166,824     $166,824     $170,950      $170,950
------------------------------------------------------------------------------------------------------------------------------------------
  16     $172,614     $172,614      $165,945     $165,945     $169,378    $169,378    $172,614     $172,614     $176,709      $176,709
------------------------------------------------------------------------------------------------------------------------------------------
  17     $178,605     $178,605      $171,282     $171,282     $175,049    $175,049    $178,605     $178,605     $182,662      $182,662
------------------------------------------------------------------------------------------------------------------------------------------
  18     $184,803     $184,803      $176,790     $176,790     $180,910    $180,910    $184,803     $184,803     $188,815      $188,815
------------------------------------------------------------------------------------------------------------------------------------------
  19     $191,217     $191,217      $182,476     $182,476     $186,968    $186,968    $191,217     $191,217     $195,176      $195,176
------------------------------------------------------------------------------------------------------------------------------------------
  20     $197,854     $197,854      $188,345     $188,345     $193,228    $193,228    $197,854     $197,854     $201,751      $201,751
------------------------------------------------------------------------------------------------------------------------------------------
  21     $204,720     $204,720      $194,402     $194,402     $199,698    $199,698    $204,720     $204,720     $208,547      $208,547
------------------------------------------------------------------------------------------------------------------------------------------
  22     $211,826     $211,826      $200,655     $200,655     $206,385    $206,385    $211,826     $211,826     $215,572      $215,572
------------------------------------------------------------------------------------------------------------------------------------------
  23     $219,177     $219,177      $207,108     $207,108     $213,295    $213,295    $219,177     $219,177     $222,834      $222,834
------------------------------------------------------------------------------------------------------------------------------------------
  24     $226,784     $226,784      $213,769     $213,769     $220,437    $220,437    $226,784     $226,784     $230,341      $230,341
------------------------------------------------------------------------------------------------------------------------------------------
  25     $234,655     $234,655      $220,644     $220,644     $227,818    $227,818    $234,655     $234,655     $238,101      $238,101
------------------------------------------------------------------------------------------------------------------------------------------

Assumptions:

1.	$100,000 initial investment.
2.	Fund Expenses = 1.03%.
3.	No optional death benefit(s) and/or optional living benefit(s) were elected.
4.

Strategic Partners FlexElite 2 figures do not include the optional 1% credit election. Had the credit been included, the Contract Values would be higher, due to the additional credit. However, election of the credit extends the surrender charge for an additional three years, thus lowering surrender value in those years.

5.

These reductions result in hypothetical net rates of return as follows: Strategic Partners Advisor 3.47%; Strategic Partners FlexElite 2 3.22%; Strategic Partners Select 3.35%; Strategic Partners Annuity One 3 / Plus 3 Non-Bonus 3.47%; Strategic Partners Annuity One 3 / Plus Bonus 3.37%.

6.

The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

With respect to the prospectuses for Strategic Partners Annuity One and Strategic Partners Plus only, we add the following as an additional appendix:

APPENDIX

SELECTING THE VARIABLE ANNUITY THAT’S RIGHT FOR YOU

Within the Strategic PartnersSM family of annuities, we offer several different deferred variable annuity products. These annuities are issued by Pruco Life Insurance Company. Not all of these annuities may be available to you due to state approval or broker-dealer offerings. You can verify which of these annuities is available to you by asking your registered representative, or by calling us at (888) PRU-2888. For comprehensive information about each of these annuities, please consult the prospectus for the annuity.

Each annuity has different features and benefits that may be appropriate for you, based on your individual financial situation and how you intend to use the annuity.

The different features and benefits may include variations on your ability to access funds in your annuity without the imposition of a withdrawal charge as well as different ongoing fees and charges you pay while your contract remains in force. Additionally, differences may exist in various optional benefits such as guaranteed living benefits or death benefit protection.

Among the factors you should consider when choosing which annuity product may be most appropriate for your individual needs are the following:

•	Your age;
•	The amount of your investment and any planned future deposits into the annuity;
•	How long you intend to hold the annuity (also referred to as investment time horizon);
•	Your desire to make withdrawals from the annuity;
•	Your investment return objectives;
•	The effect of optional benefits that may be elected; and
•	Your desire to minimize costs and/or maximize return associated with the annuity.

The following chart sets forth the prominent features of each available Strategic Partners variable annuity. The availability of optional features, such as those noted in the chart, may increase the cost of the contract. Therefore, you should carefully consider which features you plan to use when selecting your annuity.

In addition to the chart, we set out below certain hypothetical illustrations that reflect the contract value and surrender value of each variable annuity over a variety of holding periods. These charts are meant to reflect how your annuities can grow or decrease depending on market conditions and the comparable value of each of the annuities (which reflects the charges associated with the annuities) under the assumptions noted. In comparing the values within the illustrations, a number of distinctions are evident. To fully appreciate these distinctions, we encourage you to speak to your registered representative and to read the prospectuses. However, we do point out the following noteworthy items:

•

Strategic Partners Advisor, because it has no sales charge, offers the highest surrender value during the first few years. However, unlike Strategic Partners Annuity One / Plus and the Strategic Partners Annuity One / Plus Enhanced contracts, Strategic Partners Advisor offers few optional benefits.

•

Strategic Partners Select, as part of its standard insurance and administrative expense, offers a guaranteed minimum death benefit equal to the greater of contract value, a step-up value, or a roll-up value. In contrast, you incur an additional charge if you opt for an enhanced death benefit under the other annuities.

•

Strategic Partners Annuity One / Plus Enhanced comes in both a bonus version and a non-bonus version, each of which offers several optional insurance features. A bonus is added to your purchase payments under the bonus version, although the withdrawal charges under the bonus version are higher than those under the non-bonus version. Although the non-bonus version offers no bonus, it is accompanied by fixed interest rate options that are not available in the bonus version.

Strategic Partners Annuity Product Comparison

Below is a summary of the available Strategic Partners variable annuity products. You should consider the investment objectives, risks, charges and expenses of an investment in any contract carefully before investing. Each product prospectus as well as the underlying portfolio prospectuses contains this and other information about the variable annuities and underlying investment options. Your registered representative can provide you with prospectuses for one or more of these variable annuities and the underlying portfolios and can help you decide upon the product that would be most advantageous for you given your individual needs. Please read the prospectuses carefully before investing.

APPENDIX--- Selecting the Variable Annuity That’s Right for You

-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------

                                                                         Strategic Partners       Strategic Partners      Strategic Partners
                            Strategic Partners    Strategic Partners     Annuity One / Plus       Annuity One / Plus      Annuity One / Plus
                                 Advisor                Select                 Bonus              Enhanced Non Bonus        Enhanced Bonus
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Minimum Investment         $10,000               $10,000               $10,000                 $10,000                   $10,000
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Maximum Issue Age          85 Qualified &      80 Qualified &  80 Qualified &      85 Qualified &       85 Qualified &
                           Non-Qualified         Non-Qualified         Non-Qualified           Non-Qualified             Non-Qualified
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Withdrawal Charge          None                  7 Years (7%, 6%,      9 Years (7%, 7%, 7%,    7 Years (7%, 6%, 5%,      7 Years (8%, 8%,
Schedule                                         5%, 4%, 3%, 2%, 1%)   6%, 5%, 4%, 3%, 2%,     4%, 3%, 2%, 1%)           8%, 8%, 7%, 6%, 5%)
                                                 Contract date based   1%)                     Payment date based        Payment date based
                                                                       Payment date based
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Annual Charge-Free         Full liquidity        10% of gross          10% of gross purchase   10% of gross purchase     10% of gross
Withdrawal 1                                     purchase payments     payments made as of     payments made as of       purchase payments
                                                 per contract year,    last contract           last contract             made as of last
                                                 cumulative up to 7    anniversary per         anniversary per           contract anniversary
                                                 years or 70% of       contract year           contract year             per contract year
                                                 gross purchase
                                                 payments
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Insurance and              1.40%                 1.52%                 1.40%                   1.40%                         1.50%
Administration Charge
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Contract Maintenance Fee   The lesser of $30     $30. Waived if        The lesser of $30 or    The lesser of $35 or 2%   The lesser of $35 or
(assessed annually)        or 2% of your         contract value is     2% of your contract     of your contract          2% of your contract
                           contract value.       $50,000 or more       value. Waived if        value.  Waived if         value.  Waived if
                           Waived if contract                          contract value is       contract value is         contract value is
                           value is $50,000 or                         $50,000 or more         $75,000 or more           $75,000 or more
                           more
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Contract Credit            No                    No                    Yes                     No                        Yes
                                                                       4% vested over 7 years                            3%-all amounts ages
                                                                                                                         81-85
                                                                                                                         4%-under $250,000
                                                                                                                         5%-$250,000+
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Fixed Rate Account         No                    Yes                   No                      Yes                       No
                                                  1-Year                                       1-Year
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Market Value Adjustment    No                    Yes                   No                      No                        No
Account (MVA)                                    7-Year
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Enhanced Dollar Cost       No                    No                    No                      Yes                       No
Averaging (DCA)
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Variable Investment        53                    53                    53                      53                        53
Options Available
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Evergreen Funds            N/A                   N/A                   6 - available in        6 - available in          6 - available in
                                                                       Strategic Partners      Strategic Partners Plus   Strategic Partners
                                                                       Plus only               Enhanced only             Plus Enhanced only
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
1 Withdrawals of taxable amounts will be subject to income tax, and prior to age 591/2, may be subject to a 10% federal income tax penalty.

-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Base Death Benefit:        The greater of:       Combo: Step/Roll      The greater of:         The greater of:           The greater of:
                           purchase payment(s)   Withdrawals will      purchase payment(s)     purchase payment(s)       purchase payment(s)
                           minus proportionate   proportionately       minus proportionate     minus proportionate       minus proportionate
                           withdrawal(s) or      affect the Death      withdrawal(s) or        withdrawal(s) or          withdrawal(s) or
                           contract value        Benefit               contract value          contract value            contract value
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Optional Death Benefit     Combo: Step/Roll      N/A                   Step-Up                 Step-Up                   Step-Up
(for an additional                                                     Roll-Up                 Roll-Up                   Roll-Up
cost)2,3,                                                              Combo: Step/Roll        Combo: Step/Roll          Combo: Step/Roll
                                                                       Earnings Appreciator    Earnings Appreciator      Earnings Appreciator
                                                                       Benefit (EAB)           Benefit (EAB)             Benefit (EAB)
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------
Living Benefits (for an    Lifetime Five         N/A                   Lifetime Five           Lifetime Five             Lifetime Five
additional cost)3, 4                                                   Guaranteed Minimum      Guaranteed Minimum        Guaranteed Minimum
                                                                       Income Benefit (GMIB)   Income Benefit (GMIB)     Income Benefit (GMIB)

-------------------------- --------------------- --------------------- ----------------------- ------------------------- ----------------------

Hypothetical Illustration

The following examples outline the value of each annuity as well as the amount that would be available to an investor as a result of full surrender at the end of each of the contract years specified. The values shown below are based on the following assumptions:

•	An initial investment of $100,000 is made into each contract earning a gross rate of return of 0% and 6% respectively.
•	No subsequent deposits or withdrawals are made from the contract.
•

The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the underlying portfolios and the charges that are deducted from the contract at the Separate Account level as follows:

•

1.03% average of all fund expenses are computed by adding Portfolio management fees, 12b-1 fees and other expenses of all of the underlying portfolios and then dividing by the number of portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the prospectus fee table.

• The Separate Account level charges include the Insurance Charge and Administration Charge (as applicable).

The Contract Value assumes no surrender while the Surrender Value assumes a 100% surrender on the contract anniversary therefore reflecting the decrease in Withdrawal charge where applicable. The values that you actually experience under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each product reflected below will remain the same. (We will provide you with a personalized illustration upon request).

2 For more information on these benefits, refer to 4, "What Is The Death Benefit?" in the Prospectus.
3 Not all Optional Benefits may be available in all states.
4 For more information on these benefits, refer to section 3, "What Kind Of Payments Will I Receive During The Income Phase?; section
  5, "What Is the LifeTime FiveSM Income Benefit?"; and section 6, "What Is The Income Appreciator Benefit?" in the Prospectus.

          0% Gross Return
-------------------------------------------------------------------------------------------------------------------------------------------
        Strategic Partners Advisor                              Strategic Partners   Strategic Partners Annuity Strategic Partners Annuity
                                     Strategic Partners      Annuity One / Plus Bonus  One / Plus Enhanced Non          One / Plus
                                            Select                                             Bonus                 Enhanced Bonus
       ------------------------------------------------------------------------------------------------------------------------------------
         Contract     Surrender  Contract Value  Surrender    Contract    Surrender    Contract     Surrender    Contract     Surrender
           Value        Value                      Value        Value       Value       Value         Value        Value        Value
-------------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------------------
   1      $97,614      $97,614      $97,498       $92,249        $101,518    $91,618   $97,614       $92,357     $101,418      $94,218
-------------------------------------------------------------------------------------------------------------------------------------------
   2      $95,285      $95,285      $95,059       $91,306         $99,096    $89,659   $95,285       $91,020      $98,901      $91,789
-------------------------------------------------------------------------------------------------------------------------------------------
   3      $93,011      $93,011      $92,681       $90,174         $96,731    $88,727   $93,011       $89,690      $96,446      $89,530
-------------------------------------------------------------------------------------------------------------------------------------------
   4      $90,792      $90,792      $90,363       $88,852         $94,423    $87,802   $90,792       $88,368      $94,052      $88,168
-------------------------------------------------------------------------------------------------------------------------------------------
   5      $88,625      $88,625      $88,102       $87,340         $92,170    $86,883   $88,625       $87,053      $91,717      $86,814
-------------------------------------------------------------------------------------------------------------------------------------------
   6      $86,510      $86,510      $85,899       $85,640         $89,971    $85,972   $86,510       $85,745      $89,440      $85,468
-------------------------------------------------------------------------------------------------------------------------------------------
   7      $84,446      $84,446      $83,750       $83,750         $87,824    $86,267   $84,446       $84,446      $87,220      $87,220
-------------------------------------------------------------------------------------------------------------------------------------------
   8      $82,431      $82,431      $81,655       $81,655         $85,728    $84,971   $82,431       $82,431      $85,055      $85,055
-------------------------------------------------------------------------------------------------------------------------------------------
   9      $80,464      $80,464      $79,612       $79,612         $83,683    $83,683   $80,464       $80,464      $82,943      $82,943
-------------------------------------------------------------------------------------------------------------------------------------------
  10      $78,544      $78,544      $77,620       $77,620         $81,686    $81,686   $78,544       $78,544      $80,885      $80,885
-------------------------------------------------------------------------------------------------------------------------------------------
  11      $76,670      $76,670      $75,679       $75,679         $79,737    $79,737   $76,670       $76,670      $78,877      $78,877
-------------------------------------------------------------------------------------------------------------------------------------------
  12      $74,810      $74,810      $73,786       $73,786         $77,834    $77,834   $74,805       $74,805      $76,919      $76,919
-------------------------------------------------------------------------------------------------------------------------------------------
  13      $72,995      $72,995      $71,940       $71,940         $75,977    $75,977   $72,985       $72,985      $75,009      $75,009
-------------------------------------------------------------------------------------------------------------------------------------------
  14      $71,223      $71,223      $70,140       $70,140         $74,164    $74,164   $71,209       $71,209      $73,112      $73,112
-------------------------------------------------------------------------------------------------------------------------------------------
  15      $69,494      $69,494      $68,386       $68,386         $72,394    $72,394   $69,475       $69,475      $71,262      $71,262
-------------------------------------------------------------------------------------------------------------------------------------------
  16      $67,806      $67,806      $66,675       $66,675         $70,667    $70,667   $67,782       $67,782      $69,458      $69,458
-------------------------------------------------------------------------------------------------------------------------------------------
  17      $66,158      $66,158      $65,007       $65,007         $68,980    $68,980   $66,129       $66,129      $67,699      $67,699
-------------------------------------------------------------------------------------------------------------------------------------------
  18      $64,549      $64,549      $63,381       $63,381         $67,334    $67,334   $64,517       $64,517      $65,984      $65,984
-------------------------------------------------------------------------------------------------------------------------------------------
  19      $62,979      $62,979      $61,795       $61,795         $65,728    $65,728   $62,942       $62,942      $64,311      $64,311
-------------------------------------------------------------------------------------------------------------------------------------------
  20      $61,446      $61,446      $60,249       $60,249         $64,159    $64,159   $61,405       $61,405      $62,679      $62,679
-------------------------------------------------------------------------------------------------------------------------------------------
  21      $59,950      $59,950      $58,742       $58,742         $62,628    $62,628   $59,905       $59,905      $61,088      $61,088
-------------------------------------------------------------------------------------------------------------------------------------------
  22      $58,489      $58,489      $57,273       $57,273         $61,134    $61,134   $58,440       $58,440      $59,537      $59,537
-------------------------------------------------------------------------------------------------------------------------------------------
  23      $57,064      $57,064      $55,840       $55,840         $59,675    $59,675   $57,011       $57,011      $58,024      $58,024
-------------------------------------------------------------------------------------------------------------------------------------------
  24      $55,672      $55,672      $54,443       $54,443         $58,251    $58,251   $55,616       $55,616      $56,549      $56,549
-------------------------------------------------------------------------------------------------------------------------------------------
  25      $54,314      $54,314      $53,081       $53,081         $56,861    $56,861   $54,254       $54,254      $55,110      $55,110
-------------------------------------------------------------------------------------------------------------------------------------------

Assumptions:

	1.	$100,000 initial investment.
	2.	Fund Expenses = 1.03%.
	3.	No optional death benefit(s) and/or optional living benefit(s) were elected.
4.

These reductions result in hypothetical net rates of return as follows: Strategic Partners Advisor –2.39%; Strategic Partners Select –2.50%; Strategic Partners Annuity One / Plus Bonus –2.39%; Strategic Partners Annuity One / Plus Enhanced Non-Bonus –2.39%; Strategic Partners Annuity One / Plus Enhanced Bonus –2.48%.

5.

The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

          6% Gross Return
------------------------------------------------------------------------------------------------------------------------------------------
        Strategic Partners Advisor                              Strategic Partners       Strategic Partners    Strategic Partners Annuity
                                     Strategic Partners      Annuity One / Plus Bonus    Annuity One / Plus            One / Plus
                                            Select                                       Enhanced Non Bonus          Enhanced Bonus
       -----------------------------------------------------------------------------------------------------------------------------------
         Contract     Surrender     Contract     Surrender    Contract    Surrender   Contract     Surrender    Contract     Surrender
           Value        Value        Value         Value        Value       Value       Value        Value      Value          Value
------------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------------
   1     $103,471     $103,471      $103,348      $97,948     $107,609     $97,709    $103,471      $98,071     $107,503      $100,303
------------------------------------------------------------------------------------------------------------------------------------------
   2     $107,062     $107,062      $106,809     $102,809     $111,344    $101,844    $107,062     $102,562     $111,125      $103,925
------------------------------------------------------------------------------------------------------------------------------------------
   3     $110,778     $110,778      $110,385     $107,585     $115,209    $107,009    $110,778     $107,178     $114,868      $107,668
------------------------------------------------------------------------------------------------------------------------------------------
   4     $114,622     $114,622      $114,081     $112,281     $119,207    $112,307    $114,622     $111,922     $118,738      $112,438
------------------------------------------------------------------------------------------------------------------------------------------
   5     $118,600     $118,600      $117,901     $116,901     $123,344    $117,744    $118,600     $116,800     $122,738      $117,338
------------------------------------------------------------------------------------------------------------------------------------------
   6     $122,717     $122,717      $121,849     $121,449     $127,625    $123,325    $122,717     $121,817     $126,873      $122,373
------------------------------------------------------------------------------------------------------------------------------------------
   7     $126,976     $126,976      $125,929     $125,929     $132,055    $130,255    $126,976     $126,976     $131,147      $131,147
------------------------------------------------------------------------------------------------------------------------------------------
   8     $131,383     $131,383      $130,145     $130,145     $136,638    $135,738    $131,383     $131,383     $135,565      $135,565
------------------------------------------------------------------------------------------------------------------------------------------
   9     $135,942     $135,942      $134,503     $134,503     $141,380    $141,380    $135,942     $135,942     $140,131      $140,131
------------------------------------------------------------------------------------------------------------------------------------------
  10     $140,660     $140,660      $139,006     $139,006     $146,287    $146,287    $140,660     $140,660     $144,852      $144,852
------------------------------------------------------------------------------------------------------------------------------------------
  11     $145,542     $145,542      $143,661     $143,661     $151,364    $151,364    $145,542     $145,542     $149,732      $149,732
------------------------------------------------------------------------------------------------------------------------------------------
  12     $150,594     $150,594      $148,471     $148,471     $156,617    $156,617    $150,594     $150,594     $154,776      $154,776
------------------------------------------------------------------------------------------------------------------------------------------
  13     $155,820     $155,820      $153,442     $153,442     $162,053    $162,053    $155,820     $155,820     $159,989      $159,989
------------------------------------------------------------------------------------------------------------------------------------------
  14     $161,228     $161,228      $158,580     $158,580     $167,677    $167,677    $161,228     $161,228     $165,379      $165,379
------------------------------------------------------------------------------------------------------------------------------------------
  15     $166,824     $166,824      $163,890     $163,890     $173,497    $173,497    $166,824     $166,824     $170,950      $170,950
------------------------------------------------------------------------------------------------------------------------------------------
  16     $172,614     $172,614      $169,378     $169,378     $179,518    $179,518    $172,614     $172,614     $176,709      $176,709
------------------------------------------------------------------------------------------------------------------------------------------
  17     $178,605     $178,605      $175,049     $175,049     $185,749    $185,749    $178,605     $178,605     $182,662      $182,662
------------------------------------------------------------------------------------------------------------------------------------------
  18     $184,803     $184,803      $180,910     $180,910     $192,195    $192,195    $184,803     $184,803     $188,815      $188,815
------------------------------------------------------------------------------------------------------------------------------------------
  19     $191,217     $191,217      $186,968     $186,968     $198,866    $198,866    $191,217     $191,217     $195,176      $195,176
------------------------------------------------------------------------------------------------------------------------------------------
  20     $197,854     $197,854      $193,228     $193,228     $205,768    $205,768    $197,854     $197,854     $201,751      $201,751
------------------------------------------------------------------------------------------------------------------------------------------
  21     $204,720     $204,720      $199,698     $199,698     $212,909    $212,909    $204,720     $204,720     $208,547      $208,547
------------------------------------------------------------------------------------------------------------------------------------------
  22     $211,826     $211,826      $206,385     $206,385     $220,299    $220,299    $211,826     $211,826     $215,572      $215,572
------------------------------------------------------------------------------------------------------------------------------------------
  23     $219,177     $219,177      $213,295     $213,295     $227,944    $227,944    $219,177     $219,177     $222,834      $222,834
------------------------------------------------------------------------------------------------------------------------------------------
  24     $226,784     $226,784      $220,437     $220,437     $235,856    $235,856    $226,784     $226,784     $230,341      $230,341
------------------------------------------------------------------------------------------------------------------------------------------
  25     $234,655     $234,655      $227,818     $227,818     $244,041    $244,041    $234,655     $234,655     $238,101      $238,101
------------------------------------------------------------------------------------------------------------------------------------------

Assumptions:

	1.	$100,000 initial investment.
	2.	Fund Expenses = 1.03%.
	3.	No optional death benefit(s) and/or optional living benefit(s) were elected.
4.

These reductions result in hypothetical net rates of return as follows: Strategic Partners Advisor 3.47%; Strategic Partners Select 3.35%; Strategic Partners Annuity One / Plus Bonus 3.47%; Strategic Partners Annuity One / Plus Enhanced Non-Bonus 3.47%; Strategic Partners Annuity One / Plus Enhanced Bonus 3.37%.

5.

The illustration above illustrates 100% invested into the variable sub-accounts. Investments into the fixed rate accounts, as noted above, may receive a higher rate of interest in one product over another causing Contract Values to differ in relation to one another.

This supplement should be read and retained with the current prospectus for your annuity contract. If you would like another copy of a current prospectus or a statement of additional information, please contact us at (888) PRU-2888. This supplement is intended to update information in the May 2, 2005 prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity referenced here that you do not own.